Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed income:
Available-for-sale, at fair value (amortized cost - $1,294,350 in 2012 and $1,085,728 in 2011)	$ 1,378,582	$ 1,146,317
Held-to-maturity, at amortized cost (fair value - $11,868 in 2012 and $260,981 in 2011)	11,728	260,226
Trading, at fair value (amortized cost - $6 in 2012 and $7 in 2011)	7	7
Equity securities available-for-sale, at fair value (cost - $240,287 in 2012 and $269,400 in 2011)	375,788	388,689
Short-term investments, at cost which approximates fair value	30,462	23,865
Cash	44,314	81,184
Total investments and cash	1,840,881	1,900,288
Accrued investment income	14,403	13,865
Premiums and reinsurance balances receivable, net of allowances for uncollectible amounts of $13,470 in 2012 and $13,653 in 2011	139,355	124,496
Ceded unearned premiums	73,192	61,629
Reinsurance balances recoverable on unpaid losses and settlement expenses, net of allowances for uncollectible amounts of $14,834 in 2012 and $14,820 in 2011	359,884	353,805
Deferred policy acquisition costs, net	52,344	52,105
Property and equipment, at cost, net of accumulated depreciation of $45,603 in 2012 and $45,647 in 2011	27,987	20,104
Investment in unconsolidated investee	52,128	49,968
Goodwill and intangibles	76,113	60,482
Other assets	8,345	18,092
Total assets	2,644,632	2,654,834
Liabilities:
Unpaid losses and settlement expenses	1,158,483	1,150,714
Unearned premiums	369,346	341,267
Reinsurance balances payable	43,959	50,861
Funds held	56,633	110,555
Income taxes - deferred	55,566	37,867
Bonds payable, long-term debt	100,000	100,000
Accrued expenses	49,933	58,883
Other liabilities	14,349	12,053
Total liabilities	1,848,269	1,862,200
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid-in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury stock, at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634
Total liabilities and shareholders' equity	$ 2,644,632	$ 2,654,834